SENIOR CONVERTIBLE NOTES (Tables)	9 Months Ended
Sep. 30, 2013
SENIOR CONVERTIBLE NOTES [Abstract]
Schedule of Maturities of Long-Term Debt

All other terms of the Senior Note remained in effect. The aggregate maturities of the Senior Note are as follows:

Period ending September 30	Amount
2014	$166,667
2015	166,667
2016	96,153

429,487
Less: current portion	(166,667)

Long Term	$262,820